Variable Interest Entities - Assets and Liabilities of Consolidated VIEs Included in Condensed Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015
Variable Interest Entity [Line Items]
Restricted cash	$ 934	$ 927
Financing receivables, net	19,116	19,001	$ 20,126
Equipment under operating leases	1,892	1,835
TOTAL ASSETS	47,400	46,677
Debt	26,308	26,301
Total Liabilities	42,952	41,816
Variable Interest Entities [Member]
Variable Interest Entity [Line Items]
Restricted cash	869	849
Financing receivables, net	10,914	11,361
TOTAL ASSETS	11,783	12,210
Debt	10,938	11,592
Total Liabilities	$ 10,938	$ 11,592